Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Pension and Retiree Welfare Plans
(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Changes in defined benefit obligation:
Opening balance	$4,901	$4,817	$638	$645
Current service cost	44	41	–	–
Interest cost	115	150	15	20
Plan participants’ contributions	–	–	3	3
Actuarial losses (gains) due to:
Experience	3	2	–	(14)
Demographic assumption changes	7	(67)	1	(12)
Economic assumption changes	(194)	333	(29)	49
Benefits paid	(303)	(318)	(42)	(45)
Impact of changes in foreign exchange rates	(13)	(57)	(2)	(8)
Defined benefit obligation, December 31	$4,560	$4,901	$584	$638

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Change in plan assets:
Fair value of plan assets, opening balance	$4,595	$4,453	$606	$598
Interest income	109	140	14	19
Return on plan assets (excluding interest income)	70	310	(1)	33
Employer contributions	61	71	11	11
Plan participants’ contributions	–	–	3	3
Benefits paid	(303)	(318)	(42)	(45)
Administration costs	(9)	(7)	(2)	(2)
Impact of changes in foreign exchange rates	(13)	(54)	(2)	(11)
Fair value of plan assets, December 31	$4,510	$4,595	$587	$606

Summary of Amounts Recognized in Consolidated Statements of Financial Position
(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2021	2020	2021	2020
Development of net defined benefit liability
Defined benefit obligation	$4,560	$4,901	$584	$638
Fair value of plan assets	4,510	4,595	587	606
Deficit (surplus)	50	306	(3)	32
Effect of asset limit (1)	37	–	–	–
Deficit (surplus) and net defined benefit liability (asset)	87	306	(3)	32
Deficit is comprised of:
Funded or partially funded plans	(600)	(446)	(154)	(134)
Unfunded plans	687	752	151	166
Deficit (surplus) and net defined benefit liability (asset)	$87	$306	$(3)	$32

Summary of Disaggregation of Defined Benefit Obligation
(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Active members	$537	$551	$17	$27	$184	$211	$–	$–
Inactive and retired members	2,371	2,528	416	445	1,468	1,611	151	166
Total	$2,908	$3,079	$433	$472	$1,652	$1,822	$151	$166

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category
(f) Fair value measurements
The major categories of plan assets and the allocation to each category are as follows.

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2021	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$90	3%	$21	4%	$14	1%	$–	–
Public equity securities (3)	600	20%	57	10%	322	22%	–	–
Public debt securities	1,863	61%	501	85%	1,144	77%	–	–
Other investments (4)	475	16%	8	1%	2	0%	–	–
Total	$3,028	100%	$587	100%	$1,482	100%	$–	–

	U.S. plans (1)				Canadian plans (2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2020	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$83	3%	$30	5%	$10	1%	$–	–
Public equity securities (3)	593	19%	49	8%	339	22%	–	–
Public debt securities	2,009	66%	520	86%	1,186	77%	–	–
Other investments (4)	373	12%	7	1%	2	0%	–	–
Total	$3,058	100%	$606	100%	$1,537	100%	$–	–

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans
(g) Net benefit cost recognized in the Consolidated Statements of Income
Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Defined benefit current service cost	$44	$41	$–	$–
Defined benefit administrative expenses	9	7	2	2
Service cost	53	48	2	2
Interest on net defined benefit (asset) liability	6	10	1	1
Defined benefit cost	59	58	3	3
Defined contribution cost	90	84	–	–
Net benefit cost	$149	$142	$3	$3

Summary of Re-measurement Effects Recognized in Other Comprehensive Income
(h)
Re-measurement
effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Actuarial gains (losses) on defined benefit obligations due to:
Experience	$(3)	$(2)	$–	$14
Demographic assumption changes	(7)	67	(1)	12
Economic assumption changes	194	(333)	29	(49)
Return on plan assets (excluding interest income)	70	310	(1)	33
Change in effect of asset limit	(37)	5	–	–
Total re-measurement effects	$217	$47	$27	$10

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans
The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
To determine the defined benefit obligation at end of year (1) :
Discount rate	2.7%	2.4%	2.7%	2.4%	3.1%	2.5%	3.2%	2.6%
Initial health care cost trend rate (2)	n/a	n/a	7.0%	7.3%	n/a	n/a	5.4%	5.5%
To determine the defined benefit cost for the year (1) :
Discount rate	2.4%	3.2%	2.4%	3.2%	2.5%	3.1%	2.6%	3.1%
Initial health care cost trend rate (2)	n/a	n/a	7.3%	7.5%	n/a	n/a	5.5%	5.6%

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans	The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

As at December 31, 2021	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.0	23.8
Females	23.6	25.7
Life expectancy (in years) at age 65 for those currently age 45
Males	23.4	24.8
Females	24.9	26.6

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions	The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2021	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(417)	$(58)
Impact of a 1% decrease	492	70
Health care cost trend rate:
Impact of a 1% increase	n/a	17
Impact of a 1% decrease	n/a	(15)
Mortality rates (1)
Impact of a 10% decrease	130	15

(1)
If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.8 years for U.S. and Canadian males and females, respectively.

Summary of Weighted Average Duration of the Defined Benefit Obligations
(k) Maturity profile
The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2021	2020	2021	2020
U.S. plans	9.7	9.9	9.5	9.8
Canadian plans	12.4	12.5	13.3	14.3

Summary of Cash Payments
(l) Cash flows – contributions
Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, are as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2021	2020	2021	2020
Defined benefit plans	$61	$71	$11	$11
Defined contribution plans	90	84	–	–
Total	$151	$155	$11	$11